Trade accounts payable	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Trade accounts payable
15.	Trade accounts payable

Description	2018	2017
Invoices payable	126,003	116,218
Services to be billed	46,833	9,808
Related parties	503	2,087

Total	173,339	128,113

The aging of trade accounts payable is as follows:

Description	2018	2017
Falling due	87,465	51,288
Overdue up to 30 days	28,393	41,291
Overdue from 30 to 60 days	15,137	6,987
Overdue from 31 to 90 days	7,650	6,749
Overdue from 91 to 180 days	7,703	10,366
Overdue from 181 to 360 days	4,133	4,487
Overdue for more than 360 days	22,858	6,945

Total	173,339	128,113